Net Loss Per Share - Common Stock Equivalents Excluded From the Computation of Diluted Net Income (Loss) Per Share (Details) - shares	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded from the computation of diluted net income (loss) per share (in shares)	13,461,000	10,831,000	11,101	13,881	10,915
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded from the computation of diluted net income (loss) per share (in shares)	157,000	597,000	597	157	304
RSA
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded from the computation of diluted net income (loss) per share (in shares)	4,184,000	4,184,000	4,184	4,184	4,184
RSUs (non-vested)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded from the computation of diluted net income (loss) per share (in shares)	9,120,000	6,050,000	6,320	9,540	6,427